Per Share Data (Tables)	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)
In fiscal 2024, 2025 and 2026, there was no stock compensation which was antidilutive.

	Millions of yen
	2024	2025	2026
Net Income attributable to ORIX Corporation S hareholders	¥346,132	¥351,630	¥447,265
Adjustment to Net Income	(7)	(35)	(96)

Net income used to calculate basic earnings per share	346,125	351,595	447,169

Adjustment to Net Income	7	35	96

Net income used to calculate diluted earnings per share	¥346,132	¥351,630	¥447,265

	Thousands of shares
	2024	2025	2026
Weighted-average shares	1,159,367	1,142,503	1,117,160
Effect of dilutive securities
Stock compensation	1,943	2,275	2,692

Weighted-average shares for diluted EPS computation	1,161,310	1,144,778	1,119,852

	Yen
	2024	2025	2026
Earnings per share for net income attributable to ORIX Corporation Shareholders:
Basic	¥298.55	¥307.74	¥400.27
Diluted	298.05	307.16	399.40

Note:
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation (2,783,978 shares, 3,182,417 shares and 3,313,408 shares in fiscal 2024, 2025 and 2026).